FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of assets and liabilities measured at fair value on a recurring basis

December 31, 2021	Level 1	Level 2	Level 3	Total
2020 Notes warrants	—	—	$373,599	$373,599
Total Warrant Liability	—	—	$373,599	$373,599

December 31, 2020	Level 1	Level 2	Level 3	Total
2020 Notes payable	$—	$—	$1,213,333	$1,213,333
Total Liabilities	$—	—	$1,213,333	$1,213,333

Schedule of movement of the warrant liability

	Bridge Financing	2020 Notes
	Warrants	Warrants
Beginning Balance	$—	$—
Warrant value at issuance (recorded as warrant liability expense)	3,783,079	894,113
Change in Fair value of warrants	8,627,651	(520,514)
Reclassification of warrant liability to an equity instrument	(12,410,730)	—
Ending Balance	$—	$373,599

2020 Notes Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of significant estimates used in the determining the fair value of warrants

	12/31/2021 (1)	12/31/2020
Stock price	$1.82	$3.98
Initial exercise price	$3.98	$3.98
Contractual Term	5.0	5.0
Volatility	89.2%	98%
Discount rate	1.26%	0.81%
(1)	The warrants issued during 2020 were not exchanged for fixed term warrants until 2022, therefore the existing warrants were still considered outstanding at December 31, 2021 and classified as a liability instrument.

Bridge Financing Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of significant estimates used in the determining the fair value of warrants

	Transaction Date	Merger Date
	March - May 2021	10/28/2021
Stock price	$3.98 (post exchange ratio)	$11.64 (post exchange ratio)
Initial exercise price	$3.98 (post exchange ratio)	$3.98 (post exchange ratio)
Contractual Term	5.0	5.0
Volatility	92%	89.2%
Discount rate	0.98%	1.18%